SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives			3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives		3 years
Acquired assets estimated useful lives	3 years
Technology Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired assets estimated useful lives	5 years